                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  /  /                  (a)
         or fiscal year ending:                            (b) 12/31/97
Report for the transition period ending:  /  /             (c)
[If transition report also complete (a) or (b) above]
Is this an amendment to a previous filing (Y/N):           N

Those items or sub-items with a box "[/]" after the term number should be completed only if the answer has changed from the previous filing on this form.
----------------------------------------------------------------------------

1.   A.  Registrant Name:             First ING of New York Separate Account A1
     B.  File Number:                 811-8700
     C.  Telephone Number:            (303) 860-1290

2.   A.  Street:                      1290 Broadway
     B.  City:                        Denver
     C.  State:                       CO
     D.  Zip Code:                    80203              Zip Ext.:        5699

3.   Is this the first filing on this form by Registrant? (Y/N)              N
4.   Is this the last filing on this form by Registrant? (Y/N)               N
5.   Is Registrant a small business investment company (SBIC)? (Y/N)         N
     [If answer is "Y", complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                      Y
     [If answer is "Y", complete only items 111 through 132.]
7.   A.  Is Registrant a series or multiple portfolio company (Y/N)          N
         [If answer is "N", go to item 8.]

     B. How may separate series or portfolios did Registrant have at the end of the period?

For period ending:         12/31/97
File Number       811-8700



                              UNIT INVESTMENT TRUST

111. A.  Depositor Name:         SECURITY LIFE OF DENVER INSURANCE COMPANY

     B.  File Number (if any):   33-88794

     C.  City:  Denver           State:  CO  Zip Code:  80203    Zip Ext.: 5699

112. A.  Sponsor Name:           SECURITY LIFE OF DENVER INSURANCE COMPANY

     B.  File Number (if any):   33-88794

     C.  City:  Denver           State:  CO  Zip Code:  80203    Zip Ext.: 5699

113. A.  Trustee Name:

     B.  City:                   State:      Zip Code:          Zip Ext.:

114. A.  Principal Underwriter:  ING AMERICA EQUITIES, INC.

     B.  File Number:            8-47089

     C:  City:  Denver           State:  CO  Zip Code:  80203   Zip Ext.: 5699

115. A.  Independent Public Account Name:    ERNST & YOUNG, LLP

     B:  City:  Denver           State:  CO  Zip Code:  80202   Zip Ext.:  9971

For period ending:         12/31/97
File Number       811-8700



116.     Family of investment companies information:
     A.  Is Registrant part of a family of investment companies? (Y/N)    Y
     B.  Identify the family in 10 letters:                           SECLIFEDEN

(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  Is Registrant a separate account of an insurance company? (Y/N)  Y
     If answer is "Y", are any of the following types of contracts funded by the Registrant:
     B.  Variable annuity contracts (Y/N)                                    Y
     C.  Scheduled premium variable life contracts (Y/N)                     N
     D.  Flexible premium variable life contracts (Y/N)                      N
     E.  Other types of insurance policies registered under the Securities
         Act of 1933? (Y/N)                                                  N

118. State the number of series existing at the end of the period that had   1
     securities registered under the Securities Act of 1933.

119. State the number of new series for which registration statements under 0 the Securities Act of 1933 became effective during the period

120. State the total value of the portfolio securities on the date of        0
     deposit of the new series included in item 119 ($000 omitted)

121. State the number of series for which a current prospectus was in        1
     existence at the end of the period

122. State the number of existing series for which additional units were     0
     registered under the Securities Act of 1933 during the current period.

For period ending:         12/31/97
File Number       811-8700


123. State the total value of the additional units considered in answering   0
     item 122 ($000 omitted)

124. State the total value of units of prior series that were placed in the 0 portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000 omitted)

125. State the total dollar amount of sales loads collected (before          $0
     reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of the units of all series of Registrant ($000 omitted)

126 Of the amount shown in item 125, state the total dollar amount of sales $0 loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000 omitted)

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of MAV) in each type of security shown, the aggregate total assets at market value as of a date or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                                       Total Income
                                                             Number of Series      Total Assets        Distribution
                                                                 Investing       ($000's omitted)    ($000's omitted)
                                                                 ---------       ----------------    ----------------
     A.  U.S. Treasury direct issues                                             $                    $
     B.  U.S. Government agency                                                  $                    $
     C.  State and municipal tax-free                                            $                    $
     D.  Public Utility debt                                                     $                    $
     E.  Brokers or dealers debt or debt of brokers'
         or dealers' parent                                                      $                    $
     F.  All other corporate intermediate & long-term debt                       $                    $
     G.  All other corporate short-term debt                                     $                    $
     H.  Equity  securities  of  brokers  or dealer or
         parent of  brokers  or dealers                                          $                    $

     I.  Investment company equity securities                                    $                    $
     J.  All other equity securities                    2                        $20                  $0
     K.  Other securities                                                        $                    $
                                                                                 ----------           -----------
     L.  Total Assets of all series of Registrant                                $20                  $0


For period ending:         12/31/97
File Number       811-8700


128. Is the timely payment of principal and interest on any of the         N
     portfolio securities held by any of Registrant's series at the end of the current prior insurance or guaranteed by an entity other than the issuer?
     [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?

130. In computations of NAV or offering price per unit, is any par of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during the     $10
     current reporting period  ($000's omitted)

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included In this filing:811-8700

This Report is signed on behalf of the Registrant in the city of Denver and State of Colorado on the 27th day of February, 1998.

                         Security Life of Denver Insurance Company (Registrant)

                         By: /s/:  STEPHEN M. CHRISTOPHER
                                 ----------------------------------------------
                                 Stephen M. Christopher, President